Trade accounts receivable - Provision for uncollectible receivables (Details) - Trade accounts receivable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in provision for uncollectible trade receivables
Balance at the beginning of the year	$ (1,618)	$ (2,047)
Reversals (additions), net	(521)	653
Exchange variation losses	(7)	(224)
Balance at the end of the year	$ (2,146)	$ (1,618)